422 Fleming Street, Suite 7

Key West, FL 33040

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September 9, 2016

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:    Division of Investment Management: Attn Mr. Jay Williamson and Ms. Lauren Hamilton

Re:	American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Williamson and Ms. Hamilton:

Pursuant to the requirements of Rule 488 promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing this Pre-Effective Amendment # 3 to Combination Prospectus/Proxy Statement on Form N-14 under the Securities Act of 1933 (“PREA#32”). This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#3 is being filed to address comments from the Staff relating to PREA#2. In particular, this PREA#3 has been amended to address the following comments:

1.	As requested by Legal Staff, Registrant is responding in writing to all comments and filing this PREA#3 in response to those comments.

2.

As requested by Accounting and Legal Staff, Registrant has conducted a NAST analysis of the proposed transaction and has concluded that with respect to the combination of the API Efficient Frontier Value Fund (the “Value Fund”) the API Capital Income Fund (the “Capital Income Fund”), the Capital Income Fund qualifies as the surviving Fund. Specifically, Registrant considered:

>	The Capital Income Fund has the same investment adviser as the Value Fund;

>	The Capital Income Fund and Value Fund have very similar investment objectives, policies and restrictions;

>

The expense ratios for Class I and L shares of the Capital Income Fund are lower than the expense ratios for the Value Fund’s Class I and L shares. Class A Shares of the Capital Income Fund have a slightly higher expense ratio, but Registrant believes that after the reorganization, portfolio construction and economies of scale will eliminate the expense difference.

>	As of the date of the reorganization, the Value Fund will constitute approximately 41% of the assets of the combined Funds; and

>

The financial statements of the Capital Income Fund will be carried forward, the Value Fund will be closed, and the Capital Income Fund’s financial statements will reflect that the Capital Income Fund is the “accounting survivor”.

3.

Legal Staff noted that in the fee tables for each share class, pro forma “acquired fund fees and expenses” were significantly lower than those fees in the Capital Income Fund. Registrant was asked to explain how the pro forma numbers were arrived at and to provide appropriate disclosure if securities were to be liquidated. The combination of the Value Fund into the Capital Income Fund, without any other action, is calculated to result in a decrease in acquired fund fees and expenses from 0.18% to approximately 0.11%. To get that number down to 0.05%, the Capital Income Fund will likely liquidate certain very high expense ratio holdings. For example, the Capital Income Fund holds certain BDC’s and REITS with expense ratios ranging from +6% to +9%. Liquidating these securities will bring down the fees to pro forma levels. In order to properly disclose to shareholders that securities may be liquidated, Registrant has added the following disclosure to footnote 2 to each fee table: “However, the Capital Income Fund may liquidate certain investment company securities after the reorganization, which could have negative tax consequences to some shareholders.”

4.	Legal Staff noted that the proxy card did not contain spaces for shareholders to sign and date the card. That oversight has been corrected.

5.

Accounting Staff noted that pro forma “Other Expenses” were significantly lower. Other Expenses are expected to decline significantly due to economies of scale achieved through the combination. Many duplicated expenses (T/A, Admin, audit, legal, sub-T/A, etc) will be eliminated, and the effect of other expenses reduced due to the increase in assets.

6.

Accounting Staff requested that the Capitalization Table, appearing on page 18 of the filing, be amended as follows: (1) The footnote to the table should be removed; (2) Net Asset Value for each Fund should be shown on a per Share Class basis; (3) The order in which Share Classes are presented should be consistent throughout the table, and (4) pro forma adjustments included in the table and the accompanying balance Sheet should be removed. All requested changes have been made.

7.

Accounting Staff requested that a footnote be added to the Schedule of Investments identifying any Value Fund securities to be sold in the Schedule of Investments. A footnote has been added stating that the Value Fund does not intend to sell any securities with respect to the reorganization.

8.	Accounting Staff requested that all non-income producing securities in the Value Fund be identified. All such securities have been identified and the proper footnote added.

9.	Accounting Staff requested that the words, “For the Year Ended January 31, 2016” be added to the Income Statement. The requested heading addition has been added.

10.	Footnote (a) has been deleted from the Statement of Assets and Liabilities.

11.

Accounting Staff requested that the Income Statement formatting be made consistent with standard reporting formatting, that all numbers foot and cross-foot, and that the 10 bp difference between Class L 12b-1 fees for Class L shares be included. All requested changes have been made.

12.	Accounting staff requested that a footnote be added to explain share adjustments in the Statement of Assets and Liabilities. The footnote has been added.

The undersigned, who reviewed this filing on behalf of the Trust, hereby represents to the Commission that said filing does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (a) of Rule 488, and that the Trust therefore seeks to have this filing declared effective on September 15 2016.

Please direct all comments relating to this filing to me at the above address and number. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones

DAVID D. JONES